UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

     /s/ Ralph Stuto     New York, NY/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $834,460 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CROSSTEX ENERGY INC            COM              22765Y104    19001  2184013 SH       SOLE                  2184013        0        0
CROSSTEX ENERGY L P            COM              22765U102     7611   708007 SH       SOLE                   708007        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   112454  1485332 SH       SOLE                  1485332        0        0
LOCKHEED MARTIN CORP           COM              539830109   148867  1788840 SH       SOLE                  1788840        0        0
PRECISION CASTPARTS CORP       COM              740189105    45148   356307 SH       SOLE                   356307        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   103563  3811656 SH       SOLE                  3811656        0        0
TIME WARNER CABLE INC          COM              88732J207   163158  3060552 SH       SOLE                  3060552        0        0
US BANCORP DEL                 COM NEW          902973304   120069  4639440 SH       SOLE                  4639440        0        0
US BANCORP DEL                 COM NEW          902973304     2692   104000 SH  CALL SOLE                   104000        0        0
VARIAN MED SYS INC             COM              92220P105    77504  1400765 SH       SOLE                  1400765        0        0
WATERS CORP                    COM              941848103    34393   509217 SH       SOLE                   509217        0        0